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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

              Report for the Calendar Year or Quarter Ended:     9/30/2011
                                                               ------------
              Check here if Amendment[  ]:  Amendment Number:
                                                               ------------

                         This Amendment (Check only one):
                         [  ]     is a restatement
                         [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Netols Asset Management, Inc.
                ----------------------------------------------------------------
Address:        1045 W. Glen Oaks Lane, Suite 202
                ----------------------------------------------------------------
                Mequon, WI 53092
                ----------------------------------------------------------------

Form 13F File Number 28-12202

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:               Jeffrey W. Netols
                    ------------------------
Title:              President
                    ------------------------
Phone:              262-240-2930
                    ------------------------

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
------------------------------
(Signature)
Mequon, WI
------------------------------
(City, State)
November 10, 2011
------------------------------


Report Type (Check only one):
[  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                  0
          ----------

Form 13F Information Table Entry Total:
                 70
          ----------
Form 13F Information Table Value Total:
            597,208 (thousands)
          ----------



List of Other Included Managers:
                Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

          None

                                                       Form 13F INFORMATION TABLE
                                                               9/30/2011


     COLUMN 1                      COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8

      NAME                          TITLE               VALUE    SHARES/  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
   OF ISSUER                      OF CLASS     CUSIP  (X$1,000) PRINCIPAL PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AARONS INC                        COM PAR   002535300   11,526    456,482   SH           SOLE               401,043           55,439
                                  $0.50
ACTUANT CORP                      CL A NEW  00508x203    9,369    474,396   SH           SOLE               416,305           58,091
ADVANCED ENERGY INDS                COM     007973100    4,649    539,273   SH           SOLE               473,778           65,495
AMERICAN CAMPUS CMNTYS INC          COM     024835100   12,197    327,776   SH           SOLE               288,085           39,691
ANN INC                             COM     035623107   11,482    502,693   SH           SOLE               442,375           60,318
ARBITRON INC                        COM     03875Q108   10,592    320,187   SH           SOLE               281,365           38,822
ASTORIA FINL CORP                   COM     046265104    4,297    558,823   SH           SOLE               491,390           67,433
BANK HAWAII CORP                    COM     062540109    7,450    204,668   SH           SOLE               179,662           25,006
BARRETT BILL CORP                   COM     06846N104   11,203    309,140   SH           SOLE               271,640           37,500
CABELAS INC                         COM     126804301    8,315    405,796   SH           SOLE               356,607           49,189
CAPELLA EDUCATION COMPANY           COM     139594105    4,289    151,131   SH           SOLE               132,863           18,268
CARPENTER TECHNOLOGY CORP           COM     144285103   10,700    238,364   SH           SOLE               209,797           28,567
CARTER INC                          COM     146229109   12,465    408,147   SH           SOLE               358,397           49,750
CEDAR SHOPPING CTRS INC           COM NEW   150602209    2,407    773,908   SH           SOLE               679,665           94,243
CHEESECAKE FACTORY INC              COM     163072101    8,766    355,630   SH           SOLE               312,566           43,064
CIBER INC                           COM     17163B102    6,605  2,179,874   SH           SOLE             1,913,661          266,213
COMMERCIAL VEH GROUP INC            COM     202608105    6,175    939,877   SH           SOLE               825,646          114,231
COMMUNITY BK SYS INC                COM     203607106    7,278    320,776   SH           SOLE               281,569           39,207
COMPASS MINERALS INTL INC           COM     20451N101   11,677    174,862   SH           SOLE               153,786           21,076
DOMINOS PIZZA INC                   COM     25754A201   16,456    603,890   SH           SOLE               530,779           73,111
EMPIRE DIST ELEC CO                 COM     291641108    9,344    482,171   SH           SOLE               424,016           58,155
ENTEGRIS INC                        COM     29362U104    8,741  1,370,034   SH           SOLE             1,204,620          165,414
ETHAN ALLEN INTERIORS INC           COM     297602104    7,426    545,598   SH           SOLE               479,108           66,490
FAIR ISAAC CORP                     COM     303250104   10,399    476,344   SH           SOLE               418,878           57,466
FAIRCHILD SEMICONDUCTOR INTL        COM     303726103    8,261    764,885   SH           SOLE               672,799           92,086
FELCOR LODGING TR INC               COM     31430F101    4,477  1,921,576   SH           SOLE             1,688,871          232,705
FERRO CORP                          COM     315405100    4,922    800,403   SH           SOLE               702,325           98,078
FIRST INDUSTRIAL REALTY TRUST INC   COM     32054K103    8,676  1,084,495   SH           SOLE               953,111          131,384
GARDNER DENVER INC                  COM     365558105   11,154    175,522   SH           SOLE               154,284           21,238
GENESEE & WYO INC                  CL A     371559105   11,531    247,871   SH           SOLE               217,923           29,948
GENTIVA HEALTH SERVICES INC         COM     37247A102    3,115    564,245   SH           SOLE               495,469           68,776
GIBRALTAR INDS INC                  COM     374689107    4,442    547,019   SH           SOLE               479,927           67,092
GLACIER BANCORP INC NEW             COM     37637Q105    6,188    660,354   SH           SOLE               580,109           80,245
HAEMONETICS CORP                    COM     405024100    8,931    152,712   SH           SOLE               134,328           18,384
HANOVER INS GROUP INC               COM     410867105    9,395    264,659   SH           SOLE               232,470           32,189
MILLER HERMAN INC                   COM     600544100    6,791    380,256   SH           SOLE               333,927           46,329
IDEX CORP                           COM     45167R104    7,075    227,043   SH           SOLE               199,265           27,778
INTEGRATED DEVICE TECHNOLOGY        COM     458118106    8,683  1,685,934   SH           SOLE             1,479,934          206,000
ION GEOPHYSICAL CORP                COM     462044108    4,480    947,047   SH           SOLE               833,089          113,958
KANSAS CITY SOUTHERN              COM NEW   485170302    7,761    155,347   SH           SOLE               136,926           18,421
LIFEPOINT HOSPITALS INC             COM     53219L109    8,265    225,578   SH           SOLE               198,208           27,370
MAGELLAN HEALTH SVCS INC          COM NEW   559079207    8,801    182,219   SH           SOLE               160,252           21,967
MERIT MED SYS INC                   COM     589889104   11,217    853,670   SH           SOLE               754,156           99,514
MGIC INVT CORP WIS                  COM     552848103    3,568  1,908,152   SH           SOLE             1,677,207          230,945
MID-AMER APT CMNTYS INC             COM     59522J103   13,200    219,190   SH           SOLE               192,678           26,512
MODINE MFG CO                       COM     607828100    6,765    746,696   SH           SOLE               656,264           90,432
NATIONAL HEALTH INVS INC            COM     63633D104    8,359    198,404   SH           SOLE               174,508           23,896
NORTH AMERN ENERGY PARTNERS         COM     656844107    4,510    774,909   SH           SOLE               680,614           94,295
OLD NATL BANCORP IND                COM     680033107    8,404    901,685   SH           SOLE               791,710          109,975
PROGRESS SOFTWARE CORP              COM     743312100    5,746    327,386   SH           SOLE               287,642           39,744
PROSPERITY BANCSHARES INC           COM     743606105    8,946    273,752   SH           SOLE               240,594           33,158
PSS WORLD MED INC                   COM     69366A100    6,871    348,962   SH           SOLE               306,384           42,578
ROBBINS & MYERS INC                 COM     770196103   10,499    302,479   SH           SOLE               265,855           36,624
SELECTIVE INS GROUP INC             COM     816300107    2,420    185,464   SH           SOLE               162,237           23,227
SUN COMMUNITIES INC                 COM     866674104   18,238    518,284   SH           SOLE               455,255           63,029
SUNOPTA INC                         COM     8676EP108    6,453  1,308,902   SH           SOLE             1,152,370          156,532
SUNRISE SENIOR LIVING INC           COM     86768K106    8,348  1,803,076   SH           SOLE             1,583,821          219,255
SUPERIOR ENERGY SVS INC             COM     868157108    9,196    350,472   SH           SOLE               307,809           42,663
TENNECO INC                         COM     880349105    7,648    298,622   SH           SOLE               262,579           36,043
TITAN INTL INC ILL                  COM     88830M102    8,678    578,523   SH           SOLE               508,517           70,006
TRACTOR SUPPLY CO                   COM     892356106   15,273    244,251   SH           SOLE               214,650           29,601
TREEHOUSE FOODS INC                 COM     89469A104   16,695    269,974   SH           SOLE               237,408           32,566
TRIMAS CORP                       COM NEW   896215209    6,694    450,752   SH           SOLE               396,110           54,642
UNITED NAT FOODS INC                COM     911163103   11,534    311,388   SH           SOLE               273,891           37,497
UNITED RENTALS INC                  COM     911363109    9,693    575,571   SH           SOLE               505,223           70,348
U S PHYSICAL THERAPY INC            COM     90337L108    7,708    416,189   SH           SOLE               364,945           51,244
WABTEC CORP                         COM     929740108   11,115    210,224   SH           SOLE               184,725           25,499
WEBSTER FINL CORP CONN              COM     947890109    7,022    458,961   SH           SOLE               402,859           56,102
WESTAMERICA BANCORPORATION          COM     957090103    7,330    191,283   SH           SOLE               168,059           23,224
WHITING PETE CORP NEW               COM     966387102    8,322    237,242   SH           SOLE               208,427           28,815

TOTAL                                                  597,208 39,371,468                                34,597,315    0   4,774,153
                                                       ==================                                ===========================